Investments in associates, Financial Information of Associates (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended					18 Months Ended	19 Months Ended
	Jun. 06, 2016	Mar. 31, 2017	Apr. 30, 2017	Apr. 30, 2017		Mar. 31, 2017	Apr. 30, 2016		Oct. 31, 2018	Sep. 30, 2018	Apr. 30, 2015
Financial information of associates [Abstract]
Non-current assets			$ 3,995,511	$ 3,995,511					$ 13,720,467
Current assets			442,193	442,193					3,060,088
Current liabilities			(944,697)	(944,697)					(2,448,090)
Non-current liabilities			(1,879,517)	(1,879,517)					(6,540,485)
Total assets			4,437,704	4,437,704					16,780,555
Equity			$ 1,613,490	1,613,490			$ 1,593,728		7,791,980		$ 1,278,061
Revenue				1,077,273	[1],[2],[3]		991,233	[2],[4],[5]	4,754,398
Net loss				$ 157,803	[1],[6]		$ 162,972	[4],[6]	$ 784,133
Open Invention Network LLC [Member]
Principal associates [Abstract]
Company name									Open Invention Network LLC
Country of incorporation and principal place of business									USA
Proportion held	14.30%	12.50%	12.50%	12.50%			14.30%		12.50%
Principal activities									Sale and support of software
Financial information of associates [Abstract]
Non-current assets		$ 43,649				$ 43,649				$ 38,206
Current assets		50,137				50,137				41,672
Current liabilities		(604)				(604)				(672)
Non-current liabilities		(527)				(527)				(1,028)
Total assets		92,655				92,655				78,178
Equity		$ (92,655)				(92,655)				(78,178)
Revenue						0				0
Net loss						$ 16,212				$ 14,477
Loss attributable to the Group for the period ended 30 September 2018 (March 31, 2017 (14.3% ownership to June 6, 2016, 12.5% thereafter))				$ 2,095					$ 1,810
Adjustment on estimated October 31, 2018 result attributable to the Group (April 30, 2017)				125					(1)
Loss attributable to the Group for the period ended October 31, 2018 (April 30, 2017 (14.3% ownership to June 6, 2016, 12.5% thereafter))				$ 2,220					$ 1,809
Percentage of interest in associates	14.30%	12.50%	12.50%	12.50%			14.30%		12.50%

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to 30 April 2017 and 30 April 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[5]	The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[6]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).